Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment, net:

	March 31,	December 31,
	2024	2023
Office equipment	$254,001	$250,661
Robot assets	2,092,293	2,092,293
Total	2,346,294	2,342,954
Less: accumulated depreciation	(2,312,455)	(2,294,532)
Property and equipment, net	$33,839	$48,422

Depreciation expense was $17,923 and $465,640 for the three months ended March 31, 2024 and 2023, respectively.

6.	PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment:

	December 31
	2023	2022
Office equipment	$250,661	$245,747
Robot assets	2,092,293	3,561,288
Total	2,342,954	3,807,035
Less: accumulated depreciation	(2,294,532)	(430,608)
Property and equipment, net	$48,422	$3,376,427

Depreciation expense was $1,863,924 and $388,139 for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, the Company fully impaired the carrying amount of the robot assets pursuant to its annual impairment assessment. The Company recorded an impairment expense of $1,468,995.